FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		$ 404,805
Balance at the end of period		345,820
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		8,278
Balance at the end of period		8,129
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	100
Balance at the end of period	[1]	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,200
Balance at the end of period		1,200
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,500
Balance at the end of period		1,600
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	700
Balance at the end of period	[1]	700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		2,300	[2]	$ 1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		300		300
Sales		(800)		(1,000)
Issuances		400		1,400
Settlements		(0)		(0)
Transfers into Level 3		200		300
Transfers out of Level 3		(200)		(0)
Foreign currency translation		0		0
Balance at the end of period		2,100	[2]	2,700
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		0	[2]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		0	[2]	0
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		800	[2]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		100		200
Sales		(100)		(200)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		200
Transfers out of Level 3		(100)		(0)
Foreign currency translation		0		0
Balance at the end of period		800	[2]	800
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,100	[2]	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		100		0
Sales		(500)		(600)
Issuances		400		1,400
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,000	[2]	1,600
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		400	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		(200)		(200)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		100		100
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		300	[2]	300
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		3,900	[2]	4,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	100		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		(100)
Purchases		700		500
Sales		(300)		(600)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		100		100
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		4,500	[2]	3,700
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		900	[2]	1,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		400		400
Sales		(100)		(500)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,100	[2]	1,000
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,500	[2]	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,600	[2]	1,400
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500	[2]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		100		100
Sales		(100)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		100
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		600	[2]	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,000	[2]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		200		100
Sales		(0)		(100)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,200	[2]	800
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,800	[2]	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(200)		300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		400
Purchases		0		0
Sales		(0)		(0)
Issuances		500		500
Settlements		(400)		(500)
Transfers into Level 3		0		0
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period		1,500	[2]	1,500
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500	[2]	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		200
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(100)		(200)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		300	[2]	300
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		900	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		100
Purchases		0		0
Sales		(0)		(0)
Issuances		300		500
Settlements		(400)		(200)
Transfers into Level 3		0		0
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period		800	[2]	800
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		300	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		100
Purchases		0		0
Sales		(0)		(0)
Issuances		100		0
Settlements		(0)		(200)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		300	[2]	400
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		0	[2]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		$ 0	[2]	$ 0

[1]	The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.
[2]	Total Level 3 assets as of 30 June 2021 were USD 8.1 billion (31 December 2020: USD 8.3 billion). Total Level 3 liabilities as of 30 June 2021 were USD 18.4 billion (31 December 2020: USD 15.2 billion).
[3]	Total Level 3 assets as of 30 June 2021 were USD 8.1 billion (31 December 2020: USD 8.3 billion). Total Level 3 liabilities as of 30 June 2021 were USD 18.4 billion (31 December 2020: USD 15.2 billion).